Equity (Share-based Payments to Employees, Non-marketable Options, Range of Exercise Prices) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price in Israeli Shekel	12.77-18.06	13.15-18.32	13.55-24.71
Range of exercise price in US Dollar	4.11-5.81	4.09-5.70	3.92-7.15